Schedule of Notes Included in Exchange Offer (Detail) - USD ($) $ in Millions	Mar. 31, 2015	Aug. 21, 2014
Old Notes in Exchange for 2036 New Notes | Verizon Communications | 5.15%t Notes Due 2023
Debt Instrument [Line Items]
Stated interest rate on debt instrument	5.15%
Debt instrument maturity date	2023
Principal amount outstanding	$ 11,000
Exchange Offer, Principal Amount Accepted For Exchange	2,483
Old Notes in Exchange for 2048 New Notes
Debt Instrument [Line Items]
Exchange Offer, Principal Amount Accepted For Exchange	$ 3,816
Old Notes in Exchange for 2048 New Notes | Verizon Communications | 6.90% Notes due 2038
Debt Instrument [Line Items]
Stated interest rate on debt instrument	6.90%
Debt instrument maturity date	2038
Principal amount outstanding	$ 1,250
Exchange Offer, Principal Amount Accepted For Exchange	$ 773
Old Notes in Exchange for 2048 New Notes | Verizon Communications | 6.40% Notes due 2038
Debt Instrument [Line Items]
Stated interest rate on debt instrument	6.40%
Debt instrument maturity date	2038
Principal amount outstanding	$ 1,750
Exchange Offer, Principal Amount Accepted For Exchange	$ 884
Old Notes in Exchange for 2048 New Notes | Verizon Communications | 6.40% Notes due 2033
Debt Instrument [Line Items]
Stated interest rate on debt instrument	6.40%
Debt instrument maturity date	2033
Principal amount outstanding	$ 4,355
Exchange Offer, Principal Amount Accepted For Exchange	$ 2,159
Old Notes in Exchange for 2048 New Notes | Verizon Communications | 6.25% Notes due 2037
Debt Instrument [Line Items]
Stated interest rate on debt instrument	6.25%
Debt instrument maturity date	2037
Principal amount outstanding	$ 750
Old Notes in Exchange for 2048 New Notes | GTE Corporation | 6.94% Notes due 2028
Debt Instrument [Line Items]
Stated interest rate on debt instrument	6.94%
Debt instrument maturity date	2028
Principal amount outstanding	$ 800
Old Notes in Exchange for 2055 New Notes | Verizon Communications | 6.55% Notes due 2043
Debt Instrument [Line Items]
Stated interest rate on debt instrument	6.55%
Debt instrument maturity date	2043
Principal amount outstanding	$ 10,670
Exchange Offer, Principal Amount Accepted For Exchange	$ 4,084
Old Notes in Exchange for 2020 New Notes | Verizon Communications
Debt Instrument [Line Items]
Exchange Offer, Principal Amount Accepted For Exchange		$ 3,120
Old Notes in Exchange for 2020 New Notes | Verizon Communications | 3.65% Notes due 2018
Debt Instrument [Line Items]
Stated interest rate on debt instrument		3.65%
Debt instrument maturity date		2018
Principal amount outstanding		$ 4,750
Exchange Offer, Principal Amount Accepted For Exchange		$ 2,052
Old Notes in Exchange for 2020 New Notes | Verizon Communications | 2.50% Notes due 2016
Debt Instrument [Line Items]
Stated interest rate on debt instrument		2.50%
Debt instrument maturity date		2016
Principal amount outstanding		$ 4,250
Exchange Offer, Principal Amount Accepted For Exchange		$ 1,068
Old Notes in Exchange for 2046 New Notes | Verizon Communications | 6.40% Notes due 2033
Debt Instrument [Line Items]
Stated interest rate on debt instrument		6.40%
Debt instrument maturity date		2033
Principal amount outstanding		$ 6,000
Exchange Offer, Principal Amount Accepted For Exchange		$ 1,645
Old Notes in Exchange for 2046 New Notes | Verizon Communications | 7.75% Notes due 2030
Debt Instrument [Line Items]
Stated interest rate on debt instrument		7.75%
Debt instrument maturity date		2030
Principal amount outstanding		$ 2,000
Exchange Offer, Principal Amount Accepted For Exchange		$ 794
Old Notes in Exchange for 2046 New Notes | Verizon Communications | 7.35% Notes due 2039
Debt Instrument [Line Items]
Stated interest rate on debt instrument		7.35%
Debt instrument maturity date		2039
Principal amount outstanding		$ 1,000
Exchange Offer, Principal Amount Accepted For Exchange		$ 520
Old Notes in Exchange for 2046 New Notes | Verizon Communications | 7.75% Notes due 2032
Debt Instrument [Line Items]
Stated interest rate on debt instrument		7.75%
Debt instrument maturity date		2032
Principal amount outstanding		$ 400
Exchange Offer, Principal Amount Accepted For Exchange		$ 149
Old Notes in Exchange for 2046 New Notes | Alltel Corporation | 7.875% Notes due 2032
Debt Instrument [Line Items]
Stated interest rate on debt instrument		7.875%
Debt instrument maturity date		2032
Principal amount outstanding		$ 700
Exchange Offer, Principal Amount Accepted For Exchange		$ 248
Old Notes in Exchange for 2046 New Notes | Alltel Corporation | 6.80% Notes due 2029
Debt Instrument [Line Items]
Stated interest rate on debt instrument		6.80%
Debt instrument maturity date		2029
Principal amount outstanding		$ 300
Exchange Offer, Principal Amount Accepted For Exchange		65
Old Notes in Exchange for 2046 New Notes | Verizon Communications And Alltel Corporation
Debt Instrument [Line Items]
Exchange Offer, Principal Amount Accepted For Exchange		3,421
Old Notes in Exchange for 2054 New Notes | Verizon Communications
Debt Instrument [Line Items]
Exchange Offer, Principal Amount Accepted For Exchange		$ 4,330
Old Notes in Exchange for 2054 New Notes | Verizon Communications | 6.90% Notes due 2038
Debt Instrument [Line Items]
Stated interest rate on debt instrument		6.90%
Debt instrument maturity date		2038
Principal amount outstanding		$ 1,250
Old Notes in Exchange for 2054 New Notes | Verizon Communications | 6.40% Notes due 2038
Debt Instrument [Line Items]
Stated interest rate on debt instrument		6.40%
Debt instrument maturity date		2038
Principal amount outstanding		$ 1,750
Old Notes in Exchange for 2054 New Notes | Verizon Communications | 6.55% Notes due 2043
Debt Instrument [Line Items]
Stated interest rate on debt instrument		6.55%
Debt instrument maturity date		2043
Principal amount outstanding		$ 15,000
Exchange Offer, Principal Amount Accepted For Exchange		$ 4,330